ALLIANCE MUNICIPAL TRUST -NEW YORK PORTFOLIO


SEMI-ANNUAL REPORT
DECEMBER 31, 1997
(UNAUDITED)



STATEMENT OF NET ASSETS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           MUNICIPAL BONDS-87.3%
           NEW YORK-87.2%
           ALBANY CITY SCHOOL DISTRICT
           Series A FGIC
$  1,075   5/01/98                                 4.00%     $ 1,078,426
           ALBANY IDR
           (Davies Office Refurbishing Inc.)
           Series '95 AMT VRDN (a)
   2,405   9/01/15                                 4.15        2,405,000
           ALBANY IDR
           (Davies Office Refurbishing Inc.)
           Series '97 AMT VRDN (a)
   1,300   2/01/17                                 4.15        1,300,000
           BABYLON UNION FREE
           SCHOOL DISTRICT TAN
           Series B
   1,500   6/29/98                                 3.85        1,502,833
           BROOME COUNTY
           (Public Improvement Project)
           Series '97 MBIA
   3,200   4/15/98                                 3.90        3,213,057
           BROOME COUNTY BAN
           Series '97
   7,973   4/15/98                                 3.92        7,980,182
           CENTRAL ISLIP UNION FREE
           SCHOOL DISTRICT TAN
   5,000   6/30/98                                 3.90        5,001,165
           CLYDE-SAVANNAH
           CENTRAL SCHOOL DISTRICT
           FGIC
     625   6/15/98                                 3.90          628,288
           COHOES CITY SCHOOL DISTRICT
           FGIC
     750   6/15/98                                 3.90          753,206
           COPAKE-TACONIC HILLS
           CENTRAL SCHOOL DISTRICT
  10,000   9/30/98                                 3.95       10,021,462
           CORNING BAN
           Series '97
   1,079   9/10/98                                 3.97        1,081,403
           DUTCHESS COUNTY IDR
           (Toys 'R' Us/NYTEX)
           Series '84 VRDN (a)
   1,000   11/01/19                                3.83        1,000,000
           ERIE COUNTY IDA SOLID WASTE
           (Canfibre Lackawanna)
           Series '97 AMT VRDN (a)
   9,000   12/01/27                                4.30        9,000,000
           ERIE COUNTY RAN
           Series 97A
   2,500   6/25/98                                 3.80        2,508,077
           FRANKLIN COUNTY IDR
           (KES Chateaugay L.P.)
           Series '91A AMT VRDN (a)
  14,900   7/01/21                                 4.25       14,900,000
           GENESEO BAN
           Series '97
   1,133   4/03/98                                 3.90        1,134,648
           GENEVA CITY SCHOOL DISTRICT
           FGIC
     550   6/15/98                                 3.95          551,926
           HEMPSTEAD COUNTY IDR
           (American Ref-Fuel)
           Series '97 AMT VRDN (a)
   5,300   12/01/10                                3.60        5,300,000
           HILTON CENTRAL SCHOOL DISTRICT BAN
           Series '97
   7,435   6/16/98                                 3.87        7,447,585
           ISLIP IDA
           (Radiation Dynamics)
           Series '88A AMT VRDN (a)
   6,000   1/01/09                                 4.33        6,000,000
           LANSING CENTRAL SCHOOL DISTRICT BAN
           Series '97
   3,000   6/30/98                                 3.89        3,001,569
           NAPLES CENTRAL SCHOOL DISTRICT
           FSA
     275   6/15/98                                 4.00          276,386
           NEW YORK CITY GO
           Series '95F-4 VRDN (a)
   7,200   2/15/20                                 3.60        7,200,000
           NEW YORK CITY GO
           Series '95F-5 VRDN (a)
  16,400   2/15/16                                 3.60       16,400,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           NEW YORK CITY GO
           Series '95F-6 VRDN (a)
$  2,500   2/15/18                                 3.65%     $ 2,500,000
           NEW YORK CITY HEALTH &
           HOSPITAL CORP.
           (Health Systems)
           Series C VRDN (a)
  10,000   2/15/26                                 3.55       10,000,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (100 Jane Street)
           Series '95A AMT VRDN (a)
   4,550   10/01/30                                3.65        4,550,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (2111 Hughes Ave. Project)
           Series '97A VRDN (a)
   4,900   12/01/29                                4.00        4,900,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (400 West 59th Street Project)
           Series A-1 AMT VRDN (a)
   7,400   11/01/30                                3.60        7,400,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (Queenswood Apts. Project)
           Series '89A VRDN (a)
   4,960   2/01/17                                 4.10        4,960,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (Tompkins Court Project)
           Series '97A VRDN (a)
   7,100   12/01/29                                4.00        7,100,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (Vermont School Project)
           Series '97A VRDN (a)
   5,000   12/01/29                                4.00        5,000,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (West 89th Street Project)
           Series '96A AMT VRDN (a)
   8,100   12/01/29                                3.60        8,100,000
           NEW YORK CITY IDA
           (Korean Airlines Co.)
           Series A AMT VRDN (a)
   5,000   11/01/24                                3.60        5,000,000
           NEW YORK CITY IDA
           (Nippon Cargo Air Project)
           Series '92 AMT VRDN (a)
  10,100   11/01/15                                4.60       10,100,000
           NEW YORK CITY IDA SOLID WASTE
           (USA Waste Services)
           Series '97 AMT VRDN (a)
   5,000   12/01/17                                4.05        5,000,000
           NEW YORK CITY MUNICIPAL
           ASSISTANCE CORP.
           Sub Series K-1 VRDN (a)
   7,700   7/01/08                                 3.55        7,700,000
           NEW YORK STATE DORMITORY AUTHORITY
           (NY Foundling Charitable Project)
           VRDN (a)
   6,800   7/01/12                                 3.60        6,800,000
           NEW YORK STATE ERDA
           (Lilco) Series '94A
           AMT VRDN (a)
   3,000   10/01/24                                3.80        3,000,000
           NEW YORK STATE ERDA
           (Lilco) Series '97A
           AMT VRDN (a)
  10,000   12/01/27                                4.10       10,000,000
           NEW YORK STATE ERDA PCR
           (Central Hudson Electric & Gas)
           Series '87A AMT VRDN (a)
   7,000   6/01/27                                 4.10        7,000,000


2



ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           NEW YORK STATE ERDA PCR
           (Long Island Lighting Co.)
           Series A PPB (a)
$  6,000   3/01/16                                 3.60%     $ 6,000,000
           NEW YORK STATE ERDA PCR
           (New York State Electric & Gas)
           Series '85 PPB (a)
   5,000   3/15/15                                 3.65        5,000,000
           NEW YORK STATE ERDA PCR
           (Niagara Mohawk Corp.)
           Series '86A AMT VRDN (a)
   8,600   12/01/26                                5.00        8,600,000
           NEW YORK STATE ERDA PCR
           (Niagara Mohawk Corp.)
           Series '85C VRDN (a)
   1,200   12/01/25                                4.95        1,200,000
           NEW YORK STATE HFA
           (East 84th Street)
           Series '95A AMT VRDN (a)
   4,000   11/01/28                                3.60        4,000,000
           NEW YORK STATE HFA
           (Tribeca Landing)
           Series '97A AMT VRDN (a)
  10,000   11/01/30                                3.55       10,000,000
           NEW YORK STATE HFA
           (Tribeca Park)
           Series '97A AMT VRDN (a)
  10,000   11/01/30                                3.55       10,000,000
           NEW YORK STATE HFA MFHR
           (Saxony Housing)
           Series '97A AMT VRDN (a)
   5,000   12/01/30                                3.70        5,000,000
           NEW YORK STATE JOB
           DEVELOPMENT AUTHORITY
           Series '86A-1
           AMT VRDN (a)
   1,840   3/01/00                                 4.55        1,840,000
           NEW YORK STATE JOB
           DEVELOPMENT AUTHORITY
           Series '86C-1
           AMT VRDN (a)
     755   3/01/00                                 4.55          755,000
           NEW YORK STATE LOCAL
           GOVERNMENT ASSISTANCE CORP.
           Series '95C VRDN (a)
   2,500   4/01/25                                 3.55        2,500,000
           NEW YORK STATE MEDICAL
           CARE FACILITIES FINANCE AGENCY
           (Equipment Loan Program I)
           Series '85 VRDN (a)
   2,100   11/01/15                                3.70        2,100,000
           NEW YORK STATE MEDICAL
           CARE FACILITIES FINANCE AGENCY
           (Equipment Loan Program II)
           Series '94A VRDN (a)
  19,670   11/01/03                                3.65       19,670,000
           NEW YORK STATE THRUWAY AUTHORITY
           (Highway & Bridge Trust Fund)
           Series '97A
  10,195   4/01/98                                 3.75       10,213,230
           NIAGARA COUNTY IDR
           (American Ref-Fuel)
           Series '94A VRDN (a)
  18,800   11/15/24                                3.80       18,800,000
           NIAGARA COUNTY IDR
           (American Ref-Fuel)
           Series '96D AMT VRDN (a)
   3,100   11/15/26                                3.70        3,100,000
           NIAGARA COUNTY IDR
           (Pyron Corp. Project)
           Series '89 AMT VRDN (a)
   2,151   11/01/04                                3.75        2,150,500
           OLEAN BAN
           FSA
     370   10/01/98                                3.90          371,611


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           ONONDAGA COUNTY IDA
           (Southern Container Project)
           Series '87 AMT VRDN (a)
$    515   12/01/07                                3.75%    $    515,000
           ONTARIO COUNTY IDR
           (Ultrafab Inc.)
           Series '95 AMT VRDN (a)
   2,100   12/01/15                                4.25        2,100,000
           PORT AUTHORITY NEW
           YORK & NEW JERSEY
           (Versatile Structure)
           Series '971-R VRDN (a)
   7,000   8/01/28                                 5.10        7,000,000
           RENSSELAER COUNTY IDA
           (Rensselaer Polytechnic
           Institute Project)
           Series '97A VRDN (a)
   4,400   2/01/22                                 4.10        4,400,000
           SHENENDEHOWA CENTRAL
           SCHOOL DISTRICT BAN
           Series '97
   3,000   5/06/98                                 4.03        3,004,634
           SOUTHEAST NEW YORK IDA
           (The Rawplug Project)
           Series '96 AMT VRDN (a)
   2,300   5/01/21                                 4.25        2,300,000
           SUFFOLK COUNTY
           (Public Improvement Project)
           Series A AMBAC
   2,355   6/15/98                                 3.90        2,366,368
           SUFFOLK COUNTY IDR
           (Nissequogue Cogen Partners)
           Series '93 AMT VRDN (a)
   2,200   12/15/23                                3.65        2,200,000
           TRIBOROUGH BRIDGE & TUNNEL AUTHORITY
           Series '94 FGIC VRDN (a)
   4,100   1/01/24                                 3.55        4,100,000
           WESTCHESTER COUNTY IDR
           (Hitachi America) VRDN (a)
   1,500   7/01/98                                 4.50        1,500,000
           WYANDANCH UNION FREE
           SCHOOL DISTRICT
           FSA
     315   4/01/98                                 3.85          316,245
                                                            -------------
                                                             359,897,801

           PUERTO RICO-0.1%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '85 MBIA VRDN (a)
     300   12/01/15                                3.35          300,000

           Total Municipal Bonds
           (amortized cost $360,197,801)                     360,197,801

           COMMERCIAL PAPER-10.8%
           NEW YORK-9.5%
           NEW YORK CITY GO
           Series '96J-2
   1,000   2/26/98                                 3.75        1,000,000
           NEW YORK CITY GO
           Series '96J-3
   7,000   2/26/98                                 3.75        7,000,000
           NEW YORK CITY MUNICIPAL
           ASSISTANCE CORP.
           Sub Series K-3
   5,000   1/12/98                                 3.60        5,000,000
           NEW YORK CITY MUNICIPAL WATER
           FINANCE AUTHORITY
           Series 3
   5,000   2/26/98                                 3.70        5,000,000
   5,000   2/25/98                                 3.75        5,000,000
           NEW YORK STATE BAN
           Series S
   4,000   1/27/98                                 3.70        4,000,000
           NEW YORK STATE
           DORMITORY AUTHORITY
           (Memorial Sloan-
           Kettering Cancer Center)
           Series '89A
   5,000   2/27/98                                 3.75        5,000,000
           NEW YORK STATE
           DORMITORY AUTHORITY
           (Second Short Term Notes)
           Series '89A
   7,160   1/08/98                                 3.75        7,160,000
                                                            -------------
                                                              39,160,000


4



ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY#                              YIELD          VALUE
-------------------------------------------------------------------------
           PUERTO RICO-1.3%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
           Series '96
$  5,500   2/12/98                                 3.75%    $  5,500,000

           Total Commercial Paper
           (amortized cost $44,660,000)                       44,660,000

           TOTAL INVESTMENTS-98.1%
           (amortized cost $404,857,801)                    $404,857,801
           Other assets less liabilities-1.9%                  7,993,832

           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           412,915,579 shares outstanding)                  $412,851,633


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC  American Municipal Bond Assurance Corporation
     AMT    Alternative Minimum Tax
     BAN    Bond Anticipation Note
     ERDA   Energy Research & Development Authority
     FGIC   Financial Guaranty Insurance Company
     FSA    Financial Security Assurance
     GO     General Obligation
     HFA    Housing Finance Agency/Authority
     IDA    Industrial Development Authority
     IDR    Industrial Development Revenue
     MBIA   Municipal Bond Investors Assurance
     MFHR   Multi-Family Housing Revenue
     PCR    Pollution Control Revenue
     RAN    Revenue Anticipation Note
     TAN    Tax Anticipation Note

     See notes to financial statements.


5



STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $8,007,354

EXPENSES
  Advisory fee (Note B)                               $1,086,102
  Distribution assistance and administrative
    service (Note C)                                     713,975
  Transfer agency (Note B)                               220,411
  Custodian fees                                          60,028
  Registration fees                                       17,309
  Printing                                                20,855
  Audit and legal fees                                    13,009
  Trustees' fees                                           1,593
  Miscellaneous                                            4,734
  Total expenses                                       2,138,016
  Less: expense reimbursement and fee waiver            (254,028)
  Net expenses                                                       1,883,988

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $6,123,366


See notes to financial statements.


6



STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

                                                 SIX MONTHS ENDED
                                                   DEC. 31, 1997    YEAR ENDED
                                                    (UNAUDITED)    JUNE 30,1997
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  6,123,366   $ 10,008,303
  Net realized gain on investment transactions               -0-            51
  Net change in unrealized appreciation
    of investments                                           -0-        (2,331)
  Net increase in net assets from operations          6,123,366     10,006,023

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (6,123,366)   (10,008,303)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              57,391,107     24,478,975
  Total increase                                     57,391,107     24,476,695

NET ASSETS
  Beginning of period                               355,460,526    330,983,831
  End of period                                    $412,851,633   $355,460,526


See notes to financial statements.


7



NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997 (UNAUDITED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing eight classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1997, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Advisor also voluntarily agreed to reimburse the Portfolio from July 1, 1997 to November 19, 1997 for expenses exceeding .85 of 1% of its average daily net assets and from November 20, 1997 to December 31, 1997 for expenses exceeding .93 of 1% of its average daily net assets. For the six months ended December 31, 1997, the reimbursement amounted to $60,317.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $174,821 for the six months ended December 31, 1997.


8



ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25 of 1% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.

For the six months ended December 31, 1997, the distribution fee amounted to $543,051 of which $193,711 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1997, such payments by the Portfolio amounted to $170,924 of which $47,000 was paid to the Adviser.


NOTE D: INVESTMENT TRANSACTIONS
At December 31, 1997, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1997, the Portfolio had a capital loss carryforward of $20,548, of which $7,459 expires in 2002 and $13,089 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At December 31, 1997, capital paid-in aggregated $412,872,181. Transactions, all at $1.00 per share, were as follows:

                                              SIX MONTHS ENDED    YEAR ENDED
                                                DEC. 31, 1997       JUNE 30,
                                                 (UNAUDITED)          1997
                                              ----------------  ---------------
Shares sold                                    1,043,594,570     1,393,269,626
Shares issued on reinvestments of dividends        6,123,366        10,008,303
Shares redeemed                                 (992,326,829)   (1,378,798,954)
Net increase                                      57,391,107        24,478,975


9



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD

                                            SIX MONTHS
                                               ENDED
                                            DECEMBER 31,                       YEAR ENDED JUNE 30,
                                                1997      --------------------------------------------------------------
                                            (UNAUDITED)       1997         1996         1995         1994         1993
                                            ------------  -----------  -----------  -----------  -----------  ----------
Net asset value, beginning of period           $1.00         $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .014          .027         .028         .028         .018         .019

LESS: DIVIDENDS
Dividends from net investment income           (.014)        (.027)       (.028)       (.028)       (.018)       (.019)
Net asset value, end of period                 $1.00         $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (b)                               2.85%(c)      2.77%        2.87%        2.84%        1.77%        1.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)   $412,852      $355,461     $330,984     $177,254     $162,839     $100,529
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .87%(c)       .85%         .85%         .85%         .84%         .80%
  Expenses, before waivers and
    reimbursements                               .98%(c)      1.04%        1.03%        1.03%        1.08%        1.06%
  Net investment income (a)                     2.82%(c)      2.73%        2.82%        2.81%        1.77%        1.91%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.


10



ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:

1 # 1 # 4 9 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ANYSR